ACCRUED INTEREST RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2016
ACCRUED INTEREST RECEIVABLE [Abstract]
Schedule of Accrued Interest Receivable

	2016	2015
	(Dollars in Thousands)
Investment and mortgage-backed securities	$1,265	$997
Loans receivable	161	139
FHLB stock	82	62

Total	$1,508	$1,198